Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
This Note 22  provides an overview of the various share-based payment costs during the periods and additional information on the different equity-based programs. Certain of the equity-based instruments described below were issued by our subsidiaries and/or convert into ordinary shares of our subsidiaries.
The increase in share-based payment costs in 2025 compared to prior periods principally reflects the establishment of the Company's equity compensation programs at the Klarna Group plc level in connection with the Company's initial public offering, and the grant of share warrants to partners in exchange for consumer acquisition services. The expense recognized during the year is based on grant-
date fair values and fair value of services received, in accordance with IFRS 2, for awards that are subject to multi-year vesting schedules and exercise prices that may significantly exceed the current share price.
The following table presents share-based payment costs, inclusive of social security charges, recognized in 2025, 2024 and 2023 in the consolidated statements of profit or loss:

	Year Ended December 31,
	2025	2024	2023
Employee restricted share unit program ....................................................	$(75)	$(40)	$(18)
Business acquisition-related awards ...........................................................	—	(2)	(4)
Share warrants and share options ................................................................	(72)	(45)	(22)
Direct share issuance ......................................................................................	(10)	(7)	—
Share-based payment costs ............................................................................	$(157)	$(94)	$(44)
less: amounts recognized as reduction of revenue ..................................	$1	1	1
Share-based payments expense .....................................................................	$(156)	$(93)	$(43)
Expense recognized in 2025, 2024 and 2023 was inclusive of social security charges of $9 million, $13 million and $0.3 million respectively. Excluding social security charges, share-based payment costs were
$148 million, $81 million and $44 million for 2025, 2024 and 2023, respectively.
The table below includes additional details regarding RSUs, share warrants and options, issued by
Klarna Group plc as of, and for the year ended, December 31, 2025.  The increase in instruments outstanding during 2025 reflects the establishment of the Company's post-IPO equity incentive framework, including the Omnibus Incentive Plan, the Klarna Group plc RSU Program, and the C Share Awards Plan,
each as described in Item 6. The Class C share options column relates exclusively to awards granted to Mr.
Siemiatkowski:

	Klarna Group plc RSU program		Share warrants and options issued by Klarna Group plc		Share options to acquire C Class shares issued by Klarna Group plc
	Number	Weighted average fair value at grant	Number	Weighted average exercise price[1]	Number[2]	Weighted average exercise price
January 1, 2023 .......................	—	$—	—	$—	—	$—
Granted during the year ......	—	—	—	—	—	—
Exercised during the year ...	—	—	—	—	—	—
Forfeited during the year ....	—	—	—	—	—	—
December 31, 2023 .................	—	$—	—	$—	—	$—
Granted during the year ......	—	—	6,100,140	46.0	—	—
Exercised during the year ...	—	—	—	—	—	—
Forfeited during the year ....	—	—	—	—	—	—
December 31, 2024 .................	—	$—	6,100,140	$46.0	—	$—
Granted during the year ......	1,026,951	34.2	24,909,751	57.0	17,505,672	45.9
Exercised during the year ...	—	—	(2,400,000)	—	—	—
Amended during the year[3] ..	—	—	(1,477,164)	38.2	2,941,236	19.1
Forfeited during the year ....	(28,044)	34.0	—	—	—	—
December 31, 2025 .................	998,907	$34.2	27,132,727	$60.6	20,446,908	$42.0
____________
[1] Where share options were granted in SEK, the input has been converted to USD using the average exchange rate for the period for presentation purposes.
[2] two Class C share options entitle the recipient to acquire, at the recipient's election, either one ordinary share or two Class C shares on exercise. Weighted average exercise prices for Class C share options are expressed per Class C share; the equivalent exercise price expressed per ordinary share is double the figures shown. All Class C share options outstanding as of December 31,
2025 were granted exclusively to Mr. Siemiatkowski under the C Share Awards Plan described in Item 6.
3 In 2025, the terms of 1,477,164 share options originally granted to Mr. Siemiatkowski in the fourth quarter of 2024 were amended to allow such options to be exercised into 2,941,236 Class C shares (or 1,470,618 ordinary shares), reflecting the conversion ratio under which two Class C share options correspond to one ordinary share. The amendment did not reduce the exercise price of the underlying award; the weighted average exercise price of $19.1 per Class C share shown above is equivalent to $38.2 per ordinary share, consistent with the original grant terms. The modification did not result  in an incremental share-based payment charge.
The table below includes additional details regarding RSUs and share warrants, issued by a subsidiary of Klarna Group plc, as of, and for the year ended, December 31, 2025:

	Legacy RSU program		Share warrants issued by a subsidiary of Klarna Group plc
	Number	Weighted average fair value at grant[1]	Number	Weighted average exercise price[2]
January 1, 2023 ......................................................................	7,988,295	$6.0	1,933,083	$515.0
Granted during the year .....................................................	7,081,803	4.2	1,102,024	578.0
Released during the year ...................................................	(2,411,162)	6.3	—	—
Exercised during the year ..................................................	—	—	(65,346)	76.0
Forfeited during the year ...................................................	(2,450,832)	5.1	(417,518)	226.0
December 31, 2023 ...............................................................	10,208,104	$4.9	2,552,243	$538.0
Granted during the year .....................................................	22,659,832	4.4	360,590	515.0
Released during the year ...................................................	(3,164,977)	5.3	—	—
Exercised during the year ..................................................	—	—	(126,580)	162.0
Forfeited during the year ...................................................	(3,291,313)	4.7	(278,719)	505.0
December 31, 2024 ...............................................................	26,411,646	$4.5	2,507,534	$543.0
Granted during the year .....................................................	123,335	10.1	—	—
Released during the year ...................................................	(8,225,629)	5.3	—	—
Exercised during the year ..................................................	—	—	(90,000)	231.0
Repurchased during the year ...........................................	—	—	(105,646)	441.0
Amended during the year ..................................................	—	—	—	—
Forfeited during the year ...................................................	(3,712,137)	5.0	(84,367)	631.0
December 31, 2025 ...............................................................	14,597,215	$5.1	2,227,521	$605.0
Equivalent of Klarna Group plc Shares	3,649,304	$20.4	26,730,252	$50.4
____________
[1] Legacy RSUs granted in SEK have been converted to USD using the average exchange rate for each period for presentation purposes.
[2] Where share warrants were granted in SEK, the input has been converted to USD using the average exchange rate for the period for presentation purposes.
Employee Restricted Share Unit Programs
The Group operates two Restricted Share Unit programs: the Legacy RSU Program and Klarna Group plc RSU Program.
The Legacy RSU Program was implemented in 2020. It is available to certain employees as well as certain third-party contributors. Each participant is granted a set number of Legacy RSUs on the grant date, which generally vest over a four years graded vesting schedule, with 25% of the total shares vesting each year. Upon vesting, one Legacy RSU entitles the holder to receive one share in a subsidiary, reflected as non-controlling interest in the consolidated financial statements. If the participant leaves Klarna, unvested RSUs are forfeited. It is intended that at a future date shareholders will have the opportunity to exchange their subsidiary company shares for Klarna Group plc shares. The number of Klarna Group plc shares to be exchanged is dependent upon the value of Klarna Group at the time of the exchange. If an exchange between subsidiary share and Klarna Group plc share would have taken place as at the end of
2025, 2024 and 2023, the exchange yield would have been 0.25, 0.25 and 0.24 shares of Klarna Group plc share for one subsidiary share, respectively.
The number of equivalent Klarna Group plc shares is presented as if the Legacy RSUs program issued by a subsidiary of Klarna Group plc had been exchanged into Klarna Group plc ordinary shares as of the reporting date. If exchanged, the number of shares exchanged is dependent on the value of Klarna Group plc at the time of exchange.
In 2025, a new RSU Program (the “Klarna Group plc RSUs”) was established as a separate share-based payment program. Each participant is granted a set number of Klarna Group RSUs on the grant date, which generally vest over a four-year staggered vesting schedule, with 25% of the total shares vesting each year.
Upon vesting, one Klarna Group plc RSU entitles the holder to receive one ordinary share in Klarna Group plc. If the participant leaves Klarna, unvested RSUs are forfeited.
The number of shares distributed to employees under both the Legacy RSU Program and the Klarna
Group plc RSU Program is approved by the board of directors of Klarna, and accounted for as equity-
settled share-based payments. The share-based compensation expense is based on the grant-date fair value of the awards and recognized over the vesting period, in line with the graded vesting method. The fair value of both RSU Programs is determined with reference to the Klarna Group plc share price.
Upon vesting, in accordance with certain countries’ tax laws, we are required to withhold an amount to settle the employee’s tax associated with a share-based payment and transfer that amount in cash to taxing authorities on the employee’s behalf. Such amounts are withheld from our employees in accordance with applicable laws, either through deduction of salary or withholding a number of vested shares.
Share Warrants and Share Options
In certain jurisdictions, the Group offers share warrants and options to certain individual contributors, including employees as well as executive officers and directors. Prior to 2024, these were awarded in the form of share warrants issued by a subsidiary of Klarna Group plc. In 2024, the Group also began granting share options to acquire ordinary shares of Klarna Group plc ("Ordinary share options"). In 2025, the
Remuneration and Nomination Committee also approved the grant of options to acquire Class C shares
("Class C share options") to Mr. Siemiatkowski under the C Share Awards Plan, as described in Item 6.
The warrants and options are subject to graded vesting over a term of typically four to five years. The awards are accounted for as equity-settled share-based payments, with the fair value determined at the grant date and expensed over the vesting period, based on the Group’s estimate of the number of awards that will eventually vest.
The Group has issued share warrants and options by both Klarna Group plc and subsidiaries of Klarna
Group plc. Each share warrant issued by a subsidiary of Klarna Group plc entitles the recipient to purchase one ordinary share in Klarna Holding AB (publ) or a subsidiary at the agreed strike price. We anticipate periodically facilitating the exchange of subsidiary shares acquired upon exercise of such warrants into ordinary shares of Klarna Group plc. If exchanged, the number of shares exchanged is dependent on the value of Klarna Group plc at the time of exchange. If such an exchange would have taken place at the end of 2025, 2024 and 2023, the exchange yield would have been 12, 12 and 12 shares for one subsidiary share, respectively.  The number of equivalent Klarna Group plc shares is presented as if the share warrants issued by a subsidiary of Klarna Group plc had been exchanged into Klarna Group plc ordinary shares as of the reporting date. Each ordinary share option or warrant issued by Klarna Group plc entitles the recipient to purchase one ordinary share in Klarna Group plc at the agreed strike price. Two Class C share options entitle the recipient to acquire either one ordinary share or two Class C shares, at the recipient's election.
As described in Item 6, Class C shares carry enhanced voting rights, subject to an annual acquisition limit and an aggregate voting cap. All Class C share options outstanding were granted exclusively to Mr.
Siemiatkowski.
In 2025, the board of directors of the Company, acting on the recommendation of the Remuneration and Nomination Committee, approved the grant of options to acquire 8,834,736 ordinary shares to members of the Company's management team at a weighted average exercise price of $104 per share.
Additionally, the Remuneration and Nomination Committee granted options to acquire  17,505,672 Class C shares to Mr. Siemiatkowski at a weighted average exercise price, expressed as the equivalent of one ordinary share, of $91.8, as further described under "Equity Compensation paid to Mr. Siemiatkowski" in
Item 6. The Committee also amended the terms of options granted to Mr. Siemiatkowski in the fourth quarter of 2024 to allow for such options to be exercised into  2,941,236 Class C shares (or 1,470,618 ordinary shares); this amendment did not reduce the exercise price of the underlying award. As of the date of this report, all of these options remain substantially out of the money. Mr. Siemiatkowski may elect to acquire, in his discretion, either ordinary shares or Class C shares upon the exercise of such Class C options.
Certain warrants have been acquired by employees in exchange for a cash payment of the fair market value at grant date. Since preemption rights related to these awards transfer over a specified period they are accounted for as equity-settled share-based payments; however, no associated expense is recognized.
Klarna has granted share warrants to selected partners, including merchants and other service providers, in return for services. In 2025 and 2024, we entered into commercial agreements with certain partners under which we granted warrants in exchange for consumer acquisition services to expand our user base, which we determined to be distinct. These arrangements are equity-settled and are accounted for as equity-settled share-based payments.
In 2025, we entered into commercial agreements with certain partners under which we granted
15,740,059 warrants, each warrant to acquire one ordinary share in Klarna Group plc, in exchange for consumer acquisition services to expand our user base and brand awareness. We determined the fair value of such services to be $233 million comprising consumer acquisition of $50 million and brand awareness of $183 million, using the direct method, and recognized such costs as share-based payments expense, included in sales and marketing, over the expected performance period within the commercial agreement. During 2025, 3,910,393 warrants vested, of which 2,400,000 warrants were exercised. The underlying services are expected to be provided over the five-year term of the agreement. We recognized an expense of $27 million related to the fair value of the services in 2025, deferring $75 million of expense to be recognized over the period of the agreement when the services are expected to be provided.
The grant of the warrants gives rise to a tax charge in the year of grant which is recoverable to the extent warrants are exercised. We recognized a current tax liability of $48 million in connection with the grant during the first quarter of 2025, with the associated tax charge recognized in equity. Upon exercise of the 2,400,000 warrants during the second quarter of 2025, the related current tax liability was reduced by $22 million. The remaining tax expense is expected to be recoverable when the warrants are exercised.
In 2024, 1,299,360 warrants were granted, each warrant to acquire one ordinary share in Klarna Group plc, under such arrangements, in exchange for consumer acquisition services to expand our user base and brand awareness. We determined the fair value of the  services to be  $17.9 million, using the direct method for customer acquisition costs and this is recognized as share-based payments expense, included in sales and marketing, over the relevant performance period within the commercial agreement.
We have also granted warrants to certain merchants for non-distinct services and the costs related to these warrants are recognized as a reduction of revenue.
In 2025, the Company, through its indirectly wholly owned subsidiary, Klarna Bank AB, repurchased an aggregate of 1,267,752 warrants to acquire Klarna Holding AB’s ordinary shares (such warrants, “KHAB warrants”), which were issued prior to our corporate reorganization at various times under our legacy equity incentive schemes. The repurchase price for the KHAB warrants was $17.2 million, based on the initial public offering price of $40.00 per ordinary share, being the fair value of the equity instrument at the date of repurchase. All KHAB warrants repurchased were fully vested at the repurchase date, except
6,456, for which an accelerated expense of less than $0.1 million was recognized at the repurchase date.
For warrants issued by a subsidiary of Klarna Group plc, the range of exercise prices for warrants outstanding as of December 31, 2025, 2024, and 2023 is between$0.10 and $1,508. The weighted average remaining contractual life is 1.9 years, 2.7 years and 3.5 years as of December 31, 2025, 2024, and 2023 respectively. The number of exercisable warrants was 40,000, and 51,500 as of December 31 2024 and
2023, respectively, and there is no new exercisable warrant of this category in 2025.
For warrants issued by Klarna Group plc, the range of exercise prices for warrants outstanding as of
December 31, 2025 and 2024 is between $34 and $51. The weighted average remaining contractual life is
4.2 years and 3 years as of December 31, 2025 and 2024, respectively. The number of exercisable warrants and options is 2,145,590 and 1,299,360 as of December 31, 2025 and 2024, respectively.
For options issued by Klarna Group plc, the range of exercise prices for options outstanding as of
December 31, 2025 and 2024 is between $38 and $114. The weighted average remaining contractual life for share options was 3.4 years and 3.6 years as of December 31, 2025 and 2024, respectively. The number of exercisable share options was 2,935,177 and 1,460,856 as of December 31, 2025 and 2024, respectively.
For C Class options issued by Klarna Group plc, the range of exercise prices for C Class options outstanding as of December 31, 2025 is between $19 and $57. The weighted average remaining contractual life is 3.7 years as of December 31, 2025. The number of exercisable C Class options is 9,523,581 as of
December 31, 2025. There were no C Class options outstanding prior to the year ended December 31,
2025.
Klarna uses the Black-Sholes model when calculating the fair value of share warrants and options granted to individual contributors, as well as certain partners when the fair value of goods and services cannot be reliably measured. The Company does not anticipate paying any cash dividends in the near future and, therefore, uses an expected dividend yield of zero in the option valuation model. The expected volatility is determined taking into consideration the historical volatility of the Company’s common share and the historical volatility of comparable public companies. The risk-free rate for instruments issued by subsidiary of Klarna Group plc is based on Swedish Central Bank (Sw. Sveriges Riksbank) bonds. The risk free-rate rate for instruments issued by Klarna Group plc is based on U.S. treasury bonds.. The inputs used within the model for the share warrants and options granted were:

	Share warrants and share options
	2025	2024	2023
Expected volatility (%) .......................................................................................	37% - 38%	37%	35% - 37%
Risk-free interest rate (%) ................................................................................	3.6% - 4.4%	2.0% - 2.8%	2.6% - 3.3%
Expected term (years) .......................................................................................	4.5 - 5.5	2.9 - 4.5	2.8 - 5.3
Weighted average share price for instruments issued by subsidiary of Klarna Group plc (in USD)[1] ................................................................................	N/A	337	216
Weighted average share price for instruments issued by Klarna Group plc (in USD) ..............................................................................................	40	34	N/A
____________
[1] Where share warrants in 2025, 2024 and 2023 were granted in SEK, the input has been converted to USD using the average exchange rate for the year for presentation purposes.
The weighted average fair value of warrants issued by a subsidiary of Klarna Group plc granted during
2024 and 2023 was $17 and $16. The weighted average fair value of options issued by Klarna Group plc granted during 2025 and 2024 was $53 and $9. The weighted average fair value of C Class Options issued by Klarna Group plc granted during 2025 was $29.
Equity-Related Instruments Granted in Connection with Business Acquisitions
The Group issued equity in Klarna Holding AB (publ) to acquired employees in relation to several business acquisitions in 2020, 2021 and 2022. The equity grant included a four-year vesting period and is accounted for as equity-settled share-based compensation and recognized as a post-business combination expense. When employees exited the Company during the periods, the future personnel costs associated with the unvested equity were expensed in the statement of profit or loss on the last day of employment. The instruments have been measured based on the fair market value of the underlying ordinary shares at the date of grant.
In connection with the reorganization completed in May 2024, pursuant to which Klarna Group plc became the ultimate parent company of the Group, all  remaining unvested equity-related instruments under this program were accelerated and expensed, resulting in the release of 329,484 shares during
2024 at a weighted-average grant-date fair value of $51 per share. As of December 31, 2024, there were no shares outstanding under this program.
Employee Equity Program
The Group had a restricted share award program in which some employees acquired restricted shares in a group subsidiary entity that retains an ownership interest in Klarna Bank AB (publ), which became fully vested in 2023. The restricted share awards were accounted for as an equity-settled share-based payment. The restricted shares were acquired by employees in exchange for a cash payment at fair market value, measured at the grant date, and therefore no associated expense was recognized. Upon vesting, participants retained ordinary shares in one of our subsidiaries holding an ownership interest in
Klarna Bank AB (publ), reflected as non-controlling interest in the consolidated financial statements. The number of ordinary shares held in the group subsidiary entity as of December 31, 2024 and 2023 was
28,762 and 31,122, respectively. In 2024 and 2023, 2,347 and 10,693 shares held by former employees were exchanged for shares in Klarna Holding AB (publ), respectively. In April 2025, the 28,762 shares held by participants were exchanged for the issuance of 1,948,166 ordinary shares in Klarna Group plc.
Direct Share Issuance
During 2025 and 2024, the Group granted 150,760 and 216,468 ordinary shares in Klarna Group plc, respectively, to certain employees, including executive officers and Board of Directors. The shares were accounted for as equity-settled share-based payments. There were no vesting conditions or restrictions placed on the awards and, accordingly, the  related share-based compensation expense, based on the grant-date fair value of the awards, was recognized immediately. The weighted average fair values of the ordinary shares granted were $34 and $34, in 2025 and 2024, respectively.